INSURANCE CONTRACTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Liability for remaining coverage (LRC)	R$ 402,738,686	R$ 363,410,859
- Present value of future estimated cash flows on Best Estimated Liability (BEL)	376,309,243	333,588,968
Non-financial risk adjustment (RA)	1,419,950	1,713,661
- Contractual service margin (CSM)	22,304,102	24,695,113
- Premium allocation approach (PAA)	2,705,391	3,413,117
Liability for incurred claims	16,976,790	15,381,961
- Present value of future estimated cash flows on Best Estimated Liability (BEL)	16,478,668	14,898,147
Non-financial risk adjustment (RA)	498,122	483,814
Total Insurance contract liabilities	419,715,476	378,792,820
P A A [Member]
IfrsStatementLineItems [Line Items]
Liability for remaining coverage (LRC)	2,705,391	3,413,117
- Present value of future estimated cash flows on Best Estimated Liability (BEL)
Non-financial risk adjustment (RA)
- Contractual service margin (CSM)
- Premium allocation approach (PAA)	2,705,391	3,413,117
Liability for incurred claims	15,034,052	13,527,747
- Present value of future estimated cash flows on Best Estimated Liability (BEL)	14,602,721	13,109,372
Non-financial risk adjustment (RA)	431,331	418,375
Total Insurance contract liabilities	17,739,443	16,940,864
B B A V F A [Member]
IfrsStatementLineItems [Line Items]
Liability for remaining coverage (LRC)	400,033,295	359,997,742
- Present value of future estimated cash flows on Best Estimated Liability (BEL)	376,309,243	333,588,968
Non-financial risk adjustment (RA)	1,419,950	1,713,661
- Contractual service margin (CSM)	22,304,102	24,695,113
- Premium allocation approach (PAA)
Liability for incurred claims	1,942,738	1,854,214
- Present value of future estimated cash flows on Best Estimated Liability (BEL)	1,875,947	1,788,775
Non-financial risk adjustment (RA)	66,791	65,439
Total Insurance contract liabilities	R$ 401,976,033	R$ 361,851,956